                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: President and Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                  Fairfield, Ohio   August 8, 2008
-------------------------------------   ---------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1

Form 13F Information Table Entry Total           49

Form 13F Information Table Value Total    2,508,511
                                         (thousands)
List of Other Included Managers

No.    File No.                 Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation


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
                                                               COLUMN 5
                              COLUMN 2     COLUMN 3  COLUMN 4   SHARES/  SH/    COLUMN 6    COLUMN 7 COLUMN 8
ISSUER                     TITLE OF CLASS   CUSIP   FMV (000)  PRINCIPAL PRN INVESTMENT DIS OTH MGRS   SOLE     SHARED   NONE
------                    --------------- --------- --------- ---------- --- -------------- -------- -------- ---------- ----
AGL RESOURCES             COMMON          001204106    13,908    402,200 SH  SHARED-OTHER      01       --       402,200  --
ALLIANCEBERNSTEIN         COMMON          01881G106   112,017  2,048,600 SH  SHARED-OTHER      01       --     2,048,600  --
ALLIED WASTE INDUSTRIES
   INC                    CONVERTIBLE DEB 019589AD2     4,798  5,050,000 PRN SHARED-OTHER      01       --            --  --
AMERICAN RIVER BANKSHARES COMMON          029326105     1,941    196,885 SH  SHARED-OTHER      01       --       196,885  --
ARTHUR J GALLAGHER        COMMON          363576109       875     36,300 SH  SHARED-OTHER      01       --        36,300  --
BB & T CORP               COMMON          054937107     4,299    188,800 SH  SHARED-OTHER      01       --       188,800  --
BOSTON PROPERTIES INC     CONVERTIBLE DEB 10112RAK0     5,766  6,250,000 PRN SHARED-OTHER      01       --            --  --
CHESAPEAKE ENERGY CORP    CONVERTIBLE PFD 165167842     5,844     36,300 SH  SHARED-OTHER      01       --            --  --
CHEVRON CORPORATION       COMMON          166764100    97,980    988,400 SH  SHARED-OTHER      01       --       988,400  --
CONOCOPHILLIPS            COMMON          20825C104    33,037    350,000 SH  SHARED-OTHER      01       --       350,000  --
DUKE ENERGY CORP          COMMON          26441C105    33,818  1,945,800 SH  SHARED-OTHER      01       --     1,945,800  --
EQUITABLE RESOURCES INC   COMMON          294549100    41,436    600,000 SH  SHARED-OTHER      01       --       600,000  --
EQUITY RESIDENTIAL        CONVERTIBLE DEB 26884AAV5     4,541  4,800,000 PRN SHARED-OTHER      01       --            --  --
EXXON MOBIL CORPORATION   COMMON          30231G102   269,220  3,054,800 SH  SHARED-OTHER      01       --     3,054,800  --
FIFTH THIRD BANCORP       COMMON          316773100   369,904 36,336,352 SH  SHARED-OTHER      01       --    36,336,352  --
FORTUNE BRANDS INC        COMMON          349631101    21,844    350,000 SH  SHARED-OTHER      01       --       350,000  --
GENERAL ELECTRIC CO       COMMON          369604103    46,708  1,750,000 SH  SHARED-OTHER      01       --     1,750,000  --
GENUINE PARTS CO          COMMON          372460105    40,950  1,032,000 SH  SHARED-OTHER      01       --     1,032,000  --
GLIMCHER REALTY TRUST     COMMON          379302102     1,118    100,000 SH  SHARED-OTHER      01       --       100,000  --
HUNTINGTON BANCSHARES INC CONVERTIBLE PFD 446150401    21,700     31,000 SH  SHARED-OTHER      01       --            --  --
HUTCHINSON TECH           CONVERTIBLE DEB 448407AF3     1,825  2,500,000 PRN SHARED-OTHER      01       --            --  --
JOHNSON & JOHNSON         COMMON          478160104   154,975  2,408,685 SH  SHARED-OTHER      01       --     2,408,685  --
KENDLE INTL INC CV        CONVERTIBLE DEB 48880LAA5       154    150,000 PRN SHARED-OTHER      01       --            --  --
LINCOLN NATIONAL CORP     COMMON          534187109    14,768    325,869 SH  SHARED-OTHER      01       --       325,869  --
LINEAR TECHNOLOGY CORP    COMMON          535678106    22,988    705,800 SH  SHARED-OTHER      01       --       705,800  --
MEDTRONIC INC             COMMON          585055106    28,993    560,250 SH  SHARED-OTHER      01       --       560,250  --
MICROCHIP TECHNOLOGY INC  COMMON          595017104    27,181    890,000 SH  SHARED-OTHER      01       --       890,000  --
NEW YORK COMMUNITY
   BANCORP 6% CV TR PFD   CONVERTIBLE PFD 64944P307     4,513     95,000 SH  SHARED-OTHER      01       --            --  --
NORAM ENERGY CORP CV DEB  CONVERTIBLE DEB 655419AC3    10,493 10,652,650 PRN SHARED-OTHER      01       --            --  --
NORTHRIM BANCORP          COMMON          666762109       603     33,190 SH  SHARED-OTHER      01       --        33,190  --
OMNICARE INC              CONVERTIBLE DEB 681904AL2     5,345  7,150,000 PRN SHARED-OTHER      01       --            --  --
PARTNERRE LTD             COMMON          G6852T105     2,405     34,784 SH  SHARED-OTHER      01       --        34,784  --
PEPSICO INC               COMMON          713448108    49,314    775,500 SH  SHARED-OTHER      01       --       775,500  --
PFIZER INC                COMMON          717081103    31,446  1,800,000 SH  SHARED-OTHER      01       --     1,800,000  --
PIEDMONT NATURAL GAS      COMMON          720186105    78,114  2,986,000 SH  SHARED-OTHER      01       --     2,986,000  --
PNC FINANCIAL SERVICES
   GROUP                  COMMON          693475105   103,351  1,810,000 SH  SHARED-OTHER      01       --     1,810,000  --
PRAXAIR INC               COMMON          74005P104     2,356     25,000 SH  SHARED-OTHER      01       --        25,000  --
PROCTER & GAMBLE
   CORPORATION            COMMON          742718109   343,881  5,655,000 SH  SHARED-OTHER      01       --     5,655,000  --
REINSURANCE GROUP OF
   AMERICA 5.75% PIERS    CONVERTIBLE PFD 759351307     5,908    109,400 SH  SHARED-OTHER      01       --            --  --
SCIELE PHARMA INC         CONVERTIBLE DEB 808627AA1     1,504  1,650,000 PRN SHARED-OTHER      01       --            --  --
SEACOR SMITH INC NOTES    CONVERTIBLE DEB 811904AH4     3,874  3,000,000 PRN SHARED-OTHER      01       --            --  --
SIERRA BANCORP            COMMON          82620P102     6,385    386,950 SH  SHARED-OTHER      01       --       386,950  --
SPECTRA ENERGY CORP       COMMON          847560109    23,650    822,900 SH  SHARED-OTHER      01       --       822,900  --
U S BANCORP               COMMON          902973304   156,433  5,608,920 SH  SHARED-OTHER      01       --     5,608,920  --
VORNADO REALTY TRUST      CONVERTIBLE DEB 929043AE7     8,570  9,290,000 PRN SHARED-OTHER      01       --            --  --
WACHOVIA CORP             CONVERTIBLE PFD 929903219    26,441     30,000 SH  SHARED-OTHER      01       --            --  --
WELLS FARGO & CO          COMMON          949746101    98,919  4,165,000 SH  SHARED-OTHER      01       --     4,165,000  --
WEST PHARMACEUTICAL       CONVERTIBLE DEB 955306AA3     4,875  5,200,000 PRN SHARED-OTHER      01       --            --  --
WYETH                     COMMON          983024100   157,549  3,285,000 SH  SHARED-OTHER      01       --     3,285,000  --
                                                    2,508,511


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